Other Income - Schedule of Other Income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Other Income [Abstract]
Government grants	$ 1,468
Disposal of scraps and others	3,838	804
Total	$ 5,306	$ 804